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                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               601 Congress Street
                              Boston, MA 02210-2805

May 17, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: John Hancock Life Insurance Company of New York Separate Account A
    Registration Statement on Form N-4
    File No. 333-_________

Dear Sirs:

     On behalf of John Hancock Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of John Hancock Life Insurance Company of New York (the "Company"), we transmit for filing via EDGAR an initial registration statement on Form N-4 under the Securities Act of 1933 for the registration of a flexible purchase payment deferred combination fixed and variable annuity contract ("[VF1] Variable Annuity Contract") to be issued by the Company.

     The prospectus and statement of additional information ("SAI") in this initial registration statement (the "New Prospectus and SAI") are black-lined to show changes from the definitive prospectus and SAI dated May 1, 2007 (the "Existing Prospectus and SAI"), for a Venture Variable Annuity Contract of the Registrant (Securities Act File No. 033-79112, Accession #:
0000950135-07-002642.) In addition, we have incorporated and modified certain language previously reviewed by the Commission as "template" language (filing dated February 22, 2007, File No. none, Accession Number: 0000950135-07-000999), as marked in the New Prospectus.

     Since the New Prospectus and SAI is substantially the same as the Existing Prospectus and SAI, as supplemented by modified "template" language on February 22, 2007, we request selective review pursuant to Securities Act Release No. 6510 (February 15, 1984).

     An additional pre-effective amendment will be filed on or before August 1, 2007 to include financial statements for the Registrant and the Company, to file required consents and exhibits, and to make certain other changes as permitted.

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     Please direct any comments and questions regarding the registration statement to me at (617) 663-3192, or, in my absence, to Arnold R. Bergman, Chief Counsel - Annuities at (617) 663-2184.

Very truly yours,


/s/ Thomas J. Loftus
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Thomas J. Loftus
Senior Counsel - Annuities